Property and Equipment and Investment Properties_Property And Equipment(Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		₩ 4,201,697,000,000	$ 3,936,311	₩ 3,627,268,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		3,627,268,000,000		3,287,383,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		299,047,000,000		397,157,000,000
Transfers	[1]	(119,114,000,000)		13,381,000,000
Disposal		(24,827,000,000)		(3,258,000,000)
Depreciation	[2]	(257,906,000,000)		(223,230,000,000)
Business combination		662,417,000,000		138,896,000,000
Others		14,812,000,000		16,939,000,000
Depreciation Recognised In Profit Or Loss	[2]	157,000,000		212,000,000
Ending(PPE)		4,201,697,000,000	$ 3,936,311	3,627,268,000,000
Gross Carrying Amount
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		7,069,695,000,000		6,136,237,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		6,136,237,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		7,069,695,000,000		6,136,237,000,000
Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(2,861,121,000,000)		(2,495,154,000,000)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(2,495,154,000,000)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(2,861,121,000,000)		(2,495,154,000,000)
Accumulated Impairment Member [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(6,877,000,000)		(13,815,000,000)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(13,815,000,000)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(6,877,000,000)		(13,815,000,000)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment [Abstract]
Beginning(Accumulated impairment of PPE)		(13,815,000,000)		(6,877,000,000)
Changes In Accumulated Impairment Of Property Plant And Equipment Abstract [Abstract]
Impairment		0		0
Reversal		0		3,383,000,000
Business combination		0		(10,321,000,000)
Disposal and Others		(6,938,000,000)		0
Ending(Accumaulated impairment of PPE)		(6,877,000,000)		(13,815,000,000)
Land
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		2,474,354,000,000		2,324,550,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		2,324,550,000,000		2,080,686,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		35,242,000,000		98,566,000,000
Transfers	[1]	(89,338,000,000)		71,086,000,000
Disposal		(11,203,000,000)		(127,000,000)
Depreciation	[2]	0		0
Business combination		215,274,000,000		74,319,000,000
Others		(171,000,000)		20,000,000
Ending(PPE)		2,474,354,000,000		2,324,550,000,000
Land | Gross Carrying Amount
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		2,475,372,000,000		2,325,568,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		2,325,568,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		2,475,372,000,000		2,325,568,000,000
Land | Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		0		0
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		0
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		0		0
Land | Accumulated Impairment Member [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(1,018,000,000)		(1,018,000,000)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(1,018,000,000)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(1,018,000,000)		(1,018,000,000)
Buildings
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		1,371,153,000,000		981,716,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		981,716,000,000		936,813,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		14,611,000,000		4,008,000,000
Transfers	[1]	31,608,000,000		34,811,000,000
Disposal		(12,314,000,000)		(545,000,000)
Depreciation	[2]	(48,280,000,000)		(33,385,000,000)
Business combination		403,816,000,000		39,950,000,000
Others		(4,000,000)		64,000,000
Ending(PPE)		1,371,153,000,000		981,716,000,000
Buildings | Gross Carrying Amount
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		2,061,717,000,000		1,469,894,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		1,469,894,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		2,061,717,000,000		1,469,894,000,000
Buildings | Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(684,705,000,000)		(482,319,000,000)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(482,319,000,000)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(684,705,000,000)		(482,319,000,000)
Buildings | Accumulated Impairment Member [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(5,859,000,000)		(5,859,000,000)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(5,859,000,000)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(5,859,000,000)		(5,859,000,000)
Leasehold improvements
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		89,729,000,000		73,728,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		73,728,000,000		54,844,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		10,973,000,000		7,843,000,000
Transfers	[1]	57,663,000,000		48,504,000,000
Disposal		(858,000,000)		(1,033,000,000)
Depreciation	[2]	(66,279,000,000)		(50,200,000,000)
Business combination		497,000,000		3,431,000,000
Others		14,005,000,000		10,339,000,000
Ending(PPE)		89,729,000,000		73,728,000,000
Leasehold improvements | Gross Carrying Amount
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		783,446,000,000		711,316,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		711,316,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		783,446,000,000		711,316,000,000
Leasehold improvements | Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(693,717,000,000)		(637,588,000,000)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(637,588,000,000)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(693,717,000,000)		(637,588,000,000)
Leasehold improvements | Accumulated Impairment Member [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		0		0
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		0
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		0		0
Equipment and vehicles
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		243,205,000,000		230,270,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		230,270,000,000		194,492,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		124,702,000,000		141,546,000,000
Transfers	[1]	(16,695,000,000)		0
Disposal		(452,000,000)		(1,553,000,000)
Depreciation	[2]	(138,317,000,000)		(131,926,000,000)
Business combination		42,703,000,000		21,196,000,000
Others		994,000,000		6,515,000,000
Ending(PPE)		243,205,000,000		230,270,000,000
Equipment and vehicles | Gross Carrying Amount
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		1,699,563,000,000		1,591,143,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		1,591,143,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		1,699,563,000,000		1,591,143,000,000
Equipment and vehicles | Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(1,456,358,000,000)		(1,353,935,000,000)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(1,353,935,000,000)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(1,456,358,000,000)		(1,353,935,000,000)
Equipment and vehicles | Accumulated Impairment Member [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		0		(6,938,000,000)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(6,938,000,000)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		0		(6,938,000,000)
Construction in progress
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		14,808,000,000		4,205,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		4,205,000,000		635,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		112,840,000,000		144,589,000,000
Transfers	[1]	(102,352,000,000)		(141,020,000,000)
Disposal		0		0
Depreciation	[2]	0		0
Business combination		127,000,000		0
Others		(12,000,000)		1,000,000
Ending(PPE)		14,808,000,000		4,205,000,000
Construction in progress | Gross Carrying Amount
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		14,808,000,000		4,205,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		4,205,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		14,808,000,000		4,205,000,000
Construction in progress | Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		0		0
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		0
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		0		0
Construction in progress | Accumulated Impairment Member [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		0		0
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		0
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		0		0
Assets Held Under Capital Leases Member [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		8,448,000,000		12,799,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		12,799,000,000		19,913,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		679,000,000		605,000,000
Transfers	[1]	0		0
Disposal		0		0
Depreciation	[2]	(5,030,000,000)		(7,719,000,000)
Business combination		0		0
Others		0		0
Ending(PPE)		8,448,000,000		12,799,000,000
Assets Held Under Capital Leases Member [Member] | Gross Carrying Amount
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		34,789,000,000		34,111,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		34,111,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		34,789,000,000		34,111,000,000
Assets Held Under Capital Leases Member [Member] | Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(26,341,000,000)		(21,312,000,000)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(21,312,000,000)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(26,341,000,000)		(21,312,000,000)
Assets Held Under Capital Leases Member [Member] | Accumulated Impairment Member [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		0		0
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		0
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		₩ 0		₩ 0

[1]	Including transfers with investment property and assets held for sale.
[2]	Including depreciation cost and others ￦212 million and ￦157 million recorded in other operating expenses in the statements of comprehensive income for the years ended December 31, 2016 and 2017, respectively.